INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Schedule of Intangible Assets

	As of December 31,
	2020	2021
	RMB	RMB
Trademark	1,581,860	1,581,860
Computer software	63,945,339	94,711,625
Less: accumulated amortization	(29,689,551)	(40,809,003)
Intangible assets, net	35,837,648	55,484,482